12. SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS	12 Months Ended
Dec. 31, 2017
Notes
12. SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS

12.      SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS

	Year	Year	Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
Cash paid during the year for interest	93,583	5,514	-
Cash paid during the year for income taxes	43,484	-	-

Transactions not involving cash:
Cash acquired (Note 10)	-	-	69,300
Cash acquired (Note 11)	-	-	354,477
Receivables acquired (Note 10)	-	-	276,443
Receivables acquired (Note 11)	-	-	954,469
Prepaid expenses acquired (Note 10)	-	-	13,252
Prepaid expenses acquired (Note 11)	-	-	178,383
Computer equipment acquired (Note 10)	-	-	1,465
Computer equipment acquired (Note 11)	-	-	7,991
Accounts payable and accrued liabilities acquired (Note 10)	-	-	104,065
Accounts payable and accrued liabilities acquired (Note 11)	-	-	882,951
Deferred revenue acquired (Note 11)	-	-	1,901,308
Fair value of financing warrants – derivative liability	-	-	55,000
Fair value of acquisition consideration payable in equity (Note 11)	-	-	937,017
Fair value of corporate advisory fee paid in units	-	-	415,782
Fair value of broker unit options	-	-	751,489
Fair value of warrants exercised	-	22,695	-